Acquisition of NxStage Medical, Inc. (Tables)	9 Months Ended
Sep. 30, 2019
Estimated Fair Values of Assets Acquired and Liabilities Assumed
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

Estimated Fair Values of Assets Acquired and Liabilities Assumed-Preliminary

in $ THOUS

in USD
Cash and cash equivalents	47,203
Trade accounts and other receivables	34,062
Inventories	64,945
Other current assets	18,657
Property, plant and equipment	93,657
Right-of-use assets	21,654
Intangible assets and other assets	825,516
Goodwill	1,163,258
Accounts payable, current provisions and other current liabilities	(72,003)
Deferred taxes	(121,139)
Lease liabilities	(22,065)
Other liabilities	(26,244)
Noncontrolling interests	(4,063)
Total acquisition cost	2,023,438
Less:
Cash acquired	(47,203)
Net Cash paid	1,976,235

Summary of Pro forma financial information

Pro forma financial Information

in € THOUS, except per share data

For the nine months ended
September 30,
2019
in EUR
Pro forma revenue	12,941,303
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA	842,609
Basic earnings per share	2.77
Diluted earnings per share	2.77